STOCK-BASED COMPENSATION PLANS - Assumptions in estimating the fair value of awards (Details) - Y	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	2.07%	1.89%
Distribution yield	0.77%	0.46%
Expected volatility	18.30%	18.76%
Expected remaining life	5.27	2.70
Parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Risk-free interest rate	1.98%	1.83%
Distribution yield	1.13%	1.12%
Expected volatility	15.85%	16.94%
Expected remaining life	2.00	2.40